Income Taxes - Summary of Income Taxes and Provision (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 34%	$ (337,000)
State income taxes bene	(79,000)
Stock-based compensation	7,000
Income tax effect during LLC period	36,000
Change in valuation allowance	373,000
Total provision for income tax
Percentage of statutory rate	34.00%